Key Performance Information of Reportable Segments (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Jul. 02, 2011	Apr. 02, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2012	Apr. 02, 2011	Apr. 03, 2010
Segment Reporting Information [Line Items]
Revenue	$ 414,865	$ 379,990	$ 373,606	$ 305,532	$ 243,126	$ 243,126	$ 240,003	$ 222,451	$ 189,369	$ 151,516	$ 1,302,254	$ 803,339	$ 508,099
Income from operations	111,943	78,841	64,587	59,278	44,976	44,976	42,634	44,930	32,122	17,180	247,682	136,866	56,174
Retail
Segment Reporting Information [Line Items]
Revenue	215,004					122,344					626,940	344,195	186,538
Income from operations	59,879					27,922					121,851	61,194	15,514
Wholesale
Segment Reporting Information [Line Items]
Revenue	182,366					109,938					610,160	413,605	296,914
Income from operations	40,718					10,868					85,000	48,241	31,258
Licensing
Segment Reporting Information [Line Items]
Revenue	17,495					10,844					65,154	45,539	24,647
Income from operations	$ 11,346					$ 6,186					$ 40,831	$ 27,431	$ 9,402